Sales Of Receivables (Equipment Installment and AT&T Revolving Programs) (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equipment Installment Program | Guarantee Obligation
Accounts, Notes, Loans and Financing Receivable [Line Items]
Guarantee obligation	$ 228	$ 384
Equipment Installment Program | Accounts payable and accrued liabilities | Guarantee Obligation
Accounts, Notes, Loans and Financing Receivable [Line Items]
Guarantee obligation	161	148
Equipment Installment Program | Deferred Purchase Price Receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Deferred purchase price receivable	1,991	2,336
Equipment Installment Program | Deferred Purchase Price Receivables | Other current assets
Accounts, Notes, Loans and Financing Receivable [Line Items]
Deferred purchase price receivable	1,476	$ 1,569
Revolving Receivables Program
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revolving agreement, term		1 year
Revolving agreement, transfer amount (up to)	$ 5,300	$ 4,300
Revolving agreement extension term	1 year
Receivables pledged as collateral	$ 3,909